Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details)			12 Months Ended
	Apr. 23, 2019 year $ / shares shares	Feb. 22, 2019 year $ / shares shares	Dec. 31, 2019 year	Dec. 31, 2018 year $ / shares shares	Dec. 31, 2017 year
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Volatility			45.00%	66.10%	61.80%
Risk-free interest rate			1.40%	2.10%	1.20%
Remaining life until expiry			7.2	7.9	6.7
European Put Option
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Underlying preferred share fair value | $ / shares	$ 32.43	$ 152.15		$ 130.00
Number of warrant shares issued | shares	19,402	19,402		14,088
Volatility	55.60%	48.10%		44.50%
Risk-free interest rate	1.66%	1.84%		2.82%
Remaining life until expiry	7.8	8.0		7.9